Commitments and Contingencies - Schedule of Future Payments Under Other Agreements (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 3,250
Remainder of 2020	$ 750
2021	3,000	3,000
2022	2,000	2,000
2023	2,000	2,000
2024	2,000	2,000
Thereafter	5,500	5,500
Total	$ 15,250	$ 17,750